UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                              STERLING CAPITAL
                                                                         SMALL CAP VALUE FUND
                                                                    JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
---------------------------------------------------------------------------------------------

                                                                   SHARES           VALUE
                                                               --------------     -----------
CONSUMER DISCRETIONARY -- 24.2%
    America's Car-Mart* ......................................         16,900     $   259,584
    Bandag, Cl A .............................................         23,825         695,928
    Callaway Golf ............................................        104,500       1,321,925
    Catalina Marketing .......................................         79,350       2,306,704
    Champion Enterprises* ....................................        209,775       1,390,808
    Exide Technologies* ......................................        178,890         686,938
    Fleetwood Enterprises* ...................................        110,850         789,252
    Jacuzzi Brands* ..........................................        163,200       1,370,880
    Kellwood .................................................         34,450         911,203
    Movie Gallery ............................................         22,600         114,808
    O'Charleys* ..............................................         35,100         561,600
    ProQuest* ................................................         90,700       1,073,888
    Speedway Motorsports* ....................................         28,500       1,029,420
    Tempur-Pedic International* ..............................         11,100         160,950
    Zale* ....................................................         50,600       1,295,866
                                                                                  -----------
                                                                                   13,969,754
                                                                                  -----------
CONSUMER STAPLES -- 1.9%
    Sanderson Farms ..........................................         42,800       1,108,948
                                                                                  -----------
ENERGY -- 4.0%
    Peoples Energy ...........................................         54,400       2,296,224
                                                                                  -----------
FINANCIALS -- 27.6%
    Annaly Mortgage Management ...............................        155,100       1,986,831
    Avatar Holdings* .........................................         21,285       1,195,578
    Covanta Holding* .........................................        119,710       2,112,881
    Endurance Specialty Holdings .............................         24,500         743,820
    First Citizens Bancshares, Cl A ..........................         10,400       2,154,464
    Horace Mann Educators ....................................         50,200         851,894
    Infinity Property & Casualty .............................         23,150         951,233
    Mills ....................................................         20,700         479,826
    Origen Financial .........................................         80,877         485,262
    Phoenix ..................................................        110,450       1,502,120
    Provident Financial Services .............................         25,050         451,902
    UMB Financial ............................................         13,450         462,277
    Waddell & Reed Financial, Cl A ...........................         72,840       1,585,727
    Washington Federal .......................................         41,750         933,948
                                                                                  -----------
                                                                                   15,897,763
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                              STERLING CAPITAL
                                                                         SMALL CAP VALUE FUND
                                                                    JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                               --------------     -----------
HEALTH CARE -- 1.9%
    Par Pharmaceutical* ......................................         73,900     $ 1,126,236
                                                                                  -----------
INDUSTRIALS -- 9.4%
    Arkansas Best ............................................         16,200         719,766
    Brink's ..................................................         22,650       1,247,789
    Crane ....................................................         29,800       1,144,320
    ElkCorp ..................................................         43,300       1,079,902
    NCO Group* ...............................................         47,367       1,252,857
                                                                                  -----------
                                                                                    5,444,634
                                                                                  -----------
INFORMATION TECHNOLOGY -- 10.9%
    Cabot Microelectronics* ..................................         42,250       1,258,205
    Commonwealth Telephone Enterprises .......................         35,900       1,203,009
    CSG Systems International* ...............................         45,700       1,190,028
    Earthlink* ...............................................        214,375       1,545,644
    Gartner* .................................................         76,650       1,091,496
                                                                                  -----------
                                                                                    6,288,382
                                                                                  -----------
MATERIALS & PROCESSING -- 4.3%
    Acuity Brands ............................................         19,350         846,175
    Delta & Pine Land ........................................         29,275       1,001,498
    Trex* ....................................................         21,675         611,235
                                                                                  -----------
                                                                                    2,458,908
                                                                                  -----------
TECHNOLOGY -- 12.5%
    Axcelis Technologies* ....................................         75,965         420,086
    Belden CDT ...............................................         45,075       1,462,684
    Black Box ................................................         47,569       1,955,562
    Dendrite International* ..................................         56,075         510,843
    Keane* ...................................................        116,400       1,678,488
    Polycom* .................................................         41,400         919,080
    Progress Software* .......................................         11,400         257,982
                                                                                  -----------
                                                                                    7,204,725
                                                                                  -----------

    TOTAL COMMON STOCK
        (COST $48,469,123).....................................                    55,795,574
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                              STERLING CAPITAL
                                                                         SMALL CAP VALUE FUND
                                                                    JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (A) -- 1.3%
---------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT             VALUE
                                                               --------------     -----------
    Morgan Stanley Dean Witter
        5.000%, dated 07/31/06, to be repurchased on
        08/01/06, repurchase price $747,394 (collateralized
        by  a U. S. Treasury Note, par value $624,408,
        3.500%, 01/15/11; with a total market value $762,246)
        (Cost $747,290)........................................      $747,290     $   747,290
                                                                                  -----------

    TOTAL INVESTMENTS -- 98.0%
        (COST $49,216,413)+ ...................................                   $56,542,864
                                                                                  ===========
    PERCENTAGES ARE BASED ON NET ASSETS OF $57,694,981.

 *  NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT
 CL CLASS

  + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
    $49,504,589, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
    $10,903,081 AND $(3,864,806), RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
    INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
    FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



SCM-QH-001-0500


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.